Expenses by Nature - Schedule of Expenses by Nature (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Employee benefit expenses
- Director emoluments	RM 1,011,040	$ 249,117	RM 678,306	RM 536,770
- Staff costs	2,351,151	579,315	2,704,655	4,086,584
- Employer Contribution to Defined Contribution Plan	212,975	52,476	277,719	465,845
- Employer Contribution to Insurance Scheme	15,118	3,726	16,434	24,522
Depreciation of plant and equipment	3,575,849	881,076	1,687,992	1,639,079
Amortization of ROU	214,646	52,888	55,256	102,379
Provision on expected credit loss	1,229,403	302,921		90,205
Provision for warranty			202,929	459,420
Provision on reinstatement cost	RM 25,296	$ 6,233